Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Accrued bonus	$ 8,740	$ 8,800	$ 3,984
Deferred revenue	30	0	1,144
Accrued payroll and related expenses	1,140	1,460	447
Other current liabilities and accrued expenses	5,801	1,156	699
Total accrued expenses and other current liabilities	$ 15,711	$ 11,416	$ 6,274